Segment reporting (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Segment Reporting [Abstract]
Summary of Geographic Information of Revenue	The following table sets forth geographic information of revenue based on the locations to which the products are shipped:

	Three-month periods ended
(In thousands)	June 30, 2023	July 1, 2022

Revenue:
U.S.	$270,338	$269,390
Rest of the World	209,205	133,840

Total	$479,543	$403,230

The following table sets forth geographic information of revenue based on the locations to which the products are shipped:

	Fiscal year ended March 31,
(In thousands)	2023		2022		2021

Revenue:
U.S.	$1,298,596	68%	$904,946	62%	$900,927	75%
Rest of the World	603,541	32%	552,646	38%	294,690	25%

Total	$1,902,137		$1,457,592		$1,195,617

The United States is the principal country of domicile.
The following table summarizes the countries that accounted for more than 10% of revenue in fiscal years 2023, 2022, and 2021. Revenue is attributable to the countries to which the products are shipped.

	Fiscal year ended March 31,
(In thousands)	2023		2022		2021

Revenue:
U.S.	$1,298,596	68%	$904,946	62%	$900,927	75%
Brazil	295,846	16%	188,368	13%	14,440	1%